Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share Issuance Costs	$ 60,327